	ATTORNEYS AT LAW Five Palo Alto Square 3000 El Camino Real Palo Alto, CA 94306-2155 Main 650 843-5000 Fax 650 849-7400 www.cooley.com	Broomfield, CO 720 566-4000 Reston, VA 703 456-8000 San Diego, CA 858 550-6000 San Francisco, CA 415 693-2000
July 29, 2005 Russell Mancuso, Esq. Timothy Buchmiller, Esq. Julie Sherman Division of Corporation Finance Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	JOHN T. McKENNA (650) 843-5059 mckennajt@cooley.com

Re:	Hoku Scientific, Inc.
Amendment No. 6 to Registration Statement on Form S-1
Registration File No. 333-124423

Ladies and Gentlemen:

On behalf of Hoku Scientific, Inc., we are transmitting for filing one copy of Amendment No. 6 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-124423 (the “Registration Statement”). The Amendment is being filed with the Securities and Exchange Commission for the purpose of filing certain exhibits to the Registration Statement. The Amendment does not modify any provision of the prospectus that forms a part of the Registration Statement and accordingly such prospectus has not been included therein.

Please do not hesitate to call me at (650) 843-5059, or Timothy Moore at (650) 843-5690, if you have any questions or would like any additional information regarding this matter.

Sincerely,

/s/ John T. McKenna

John T. McKenna

cc:	Dustin M. Shindo, Hoku Scientific, Inc.
Scott B. Paul, Esq., Hoku Scientific, Inc.
Timothy J. Moore, Esq., Cooley Godward LLP
Cheryl M. Perino, Piper Jaffray & Co.
Laird H. Simons, Esq., Fenwick & West LLP
Patrick J. Ford, KPMG LLP